Cover	Nov. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity File Number	001-41252
Entity Registrant Name	T STAMP INC.
Entity Central Index Key	0001718939
Entity Tax Identification Number	81-3777260
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3017 Bolling Way NE
Entity Address, Address Line Two	Floors 1 and 2
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	806-9906
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	IDAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false